Shareholder Fees - FidelitySeriesInvestmentGradeBondFund-PRO	Oct. 30, 2023 USD ($)
FidelitySeriesInvestmentGradeBondFund-PRO | Fidelity Series Investment Grade Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none